Cash and cash equivalents (Tables)	3 Months Ended
Mar. 31, 2026
Subclassifications of assets, liabilities and equities [abstract]
Summary of Cash and Cash Equivalents

	March 31, 2026	December 31, 2025
	€m	€m
Cash and cash equivalents	282.5	324.8